Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 2,901	$ 1,915	$ (923)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	537	286	123
Share-based compensation and RSUs	2,216	2,471	1,409
Change in:
Severance pay, net	42	4	73
Trade receivables, net	(15,865)	(329)	1,053
Other account receivables and prepaid expenses	(524)	524	(1,266)
Inventories	(560)	794	311
Trade payables	(1,150)	1,273	(278)
Employees and payroll accruals	524	999	174
Other accounts payable and accrued expenses	1,385	266	531
Deferred revenue and advances from customers	(109)	1,248	677
Net cash (used in) provided by operating activities	(10,603)	9,451	1,884
Cash flows from investing activities:
Investment in short-term bank deposits	(40,000)
Purchase of property and equipment	(790)	(1,331)	(97)
Net cash used in investing activities	(40,790)	(1,331)	(97)
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares, net of issuance costs upon follow-on public offering	30,206	21,279
Exercise of warrants into Ordinary Shares		1,085	80
Exercise of options into Ordinary Shares	891	3,329	733
Net cash provided by financing activities	31,097	25,693	813
Foreign currency translation adjustments on cash and cash equivalents	(15)	346	(721)
(Decrease) increase in cash and cash equivalents	(20,311)	34,159	1,879
Cash and cash equivalents at beginning of year	42,886	8,727	6,848
Cash and cash equivalents at end of year	22,575	42,886	8,727
(a) Non-cash investing activities:
Purchase of property and equipment	239	81	21
(b) Cash paid during the year for:
Taxes on income	$ 83	$ 24	$ 121